Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Contribution from Hegh LNG	$ 11,850
Repayment of indemnifications received from Hoegh LNG	0	$ (64)	$ (2,353)
Issuance of units for Board of Directors' fees	181	194	$ 200
Other and contribution from owner	109	485
Equity: Total	12,140	615
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	181	194
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Contribution from Hegh LNG	11,850
Repayment of indemnifications received from Hoegh LNG	$ 0	$ (64)